UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to June 30, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2017

Classes I and S

Strategic Allocation Funds-of-Funds

■ Voya Strategic Allocation Conservative Portfolio

■ Voya Strategic Allocation Growth Portfolio

■ Voya Strategic Allocation Moderate Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	11
Portfolios of Investments	19

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Guiding through the Headlines

Dear Shareholder,

So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.

In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.

Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.

Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.

We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)

Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.

Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.

The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.

Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.

However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.

In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.

China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.

In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.

To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.

In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.

U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.

In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.

In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**
Voya Strategic Allocation Conservative Portfolio
Class I	$1,000.00	$1,051.30	0.24%	$1.24	$1,000.00	$1,023.60	0.24%	$1.20
Class S	1,000.00	1,049.10	0.49	2.53	1,000.00	1,022.36	0.49	2.46
Voya Strategic Allocation Growth Portfolio
Class I	$1,000.00	$1,085.40	0.22%	$1.16	$1,000.00	$1,023.70	0.22%	$1.10
Class S	1,000.00	1,084.60	0.47	2.47	1,000.00	1,022.46	0.47	2.36
Voya Strategic Allocation Moderate Portfolio
Class I	$1,000.00	$1,069.10	0.24%	$1.25	$1,000.00	$1,023.60	0.24%	$1.20
Class S	1,000.00	1,068.30	0.49	2.55	1,000.00	1,022.36	0.49	2.46

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Growth Portfolio	Voya Strategic Allocation Moderate Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$59,974,669	$135,210,383	$128,712,167
Investments in unaffiliated underlying funds at fair value**	9,378,211	5,783,874	14,016,377
Total investments at fair value	$69,352,880	$140,994,257	$142,728,544
Cash	28,304	45,893	52,736
Cash collateral for futures	171,124	330,065	338,984
Receivables:
Investments in affiliated underlying funds sold	—	112,676	9,255
Fund shares sold	28,328	6,294	12,644
Prepaid expenses	378	709	711
Reimbursement due from manager	3,207	3,953	2,033
Other assets	7,316	12,751	13,075
Total assets	69,591,537	141,506,598	143,157,982

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	26,740	—	—
Payable for fund shares redeemed	1,588	118,971	21,900
Payable for foreign cash collateral for futures***	26,636	53,271	54,673
Payable for investment management fees	12,169	22,286	23,953
Payable for distribution and shareholder service fees	629	656	458
Payable for directors fees	367	712	718
Payable to directors under the deferred compensation plan (Note 6)	7,316	12,751	13,075
Other accrued expenses and liabilities	36,909	43,197	47,222
Total liabilities	112,354	251,844	161,999
NET ASSETS	$69,479,183	$141,254,754	$142,995,983

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$64,018,682	$126,402,552	$132,889,558
Undistributed net investment income	694,599	1,053,082	1,116,174
Accumulated net realized loss	(944,579)	(10,270,119)	(10,035,054)
Net unrealized appreciation	5,710,481	24,069,239	19,025,305
NET ASSETS	$69,479,183	$141,254,754	$142,995,983

* Cost of investments in affiliated underlying funds	$54,278,792	$111,226,741	$109,990,713
** Cost of investments in unaffiliated underlying funds	$9,340,222	$5,651,508	$13,664,847
*** Cost of payable for foreign cash collateral for futures	$26,624	$53,249	$54,650

Class I
Net assets	$66,431,643	$138,060,731	$140,768,845
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,169,264	9,351,706	10,186,716
Net asset value and redemption price per share	$12.85	$14.76	$13.82

Class S
Net assets	$3,047,540	$3,194,023	$2,227,138
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	238,948	218,043	161,986
Net asset value and redemption price per share	$12.75	$14.65	$13.75

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Growth Portfolio	Voya Strategic Allocation Moderate Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$755,726	$1,191,523	$1,221,538
Dividends from unaffiliated underlying funds	45,334	45,693	88,161
Total investment income	801,060	1,237,216	1,309,699

EXPENSES:
Investment management fees	75,754	138,373	144,103
Distribution and shareholder service fees:
Class S	3,878	3,807	2,757
Transfer agent fees	115	174	171
Shareholder reporting expense	7,964	11,765	11,765
Professional fees	11,918	20,724	20,732
Custody and accounting expense	3,620	5,430	6,930
Directors fees	1,098	2,135	2,153
Miscellaneous expense	4,938	8,594	10,106
Interest expense	—	—	5
Total expenses	109,285	191,002	198,722
Waived and reimbursed fees	(17,368)	(30,072)	(28,254)
Net expenses	91,917	160,930	170,468
Net investment income	709,143	1,076,286	1,139,231

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	33,328	73,474	56,586
Sale of affiliated underlying funds	1,355,469	4,772,355	2,941,649
Sale of unaffiliated underlying funds	364,501	516,251	589,351
Capital gain distributions from affiliated underlying funds	311,804	1,446,614	872,104
Foreign currency related transactions	972	2,148	2,064
Futures	(41,063)	(75,109)	(76,739)
Net realized gain	2,025,011	6,735,733	4,385,015
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	1,101,456	4,014,160	4,185,211
Unaffiliated underlying funds	(144,323)	(101,447)	(89,941)
Foreign currency related transactions	(11)	(22)	(23)
Futures	(23,373)	(46,746)	(47,656)
Net change in unrealized appreciation (depreciation)	933,749	3,865,945	4,047,591
Net realized and unrealized gain	2,958,760	10,601,678	8,432,606
Increase in net assets resulting from operations	$3,667,903	$11,677,964	$9,571,837

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio		Voya Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$709,143	$1,768,899	$1,076,286	$2,459,715
Net realized gain	2,025,011	3,238,437	6,735,733	7,470,232
Net change in unrealized appreciation (depreciation)	933,749	(869,118)	3,865,945	(631,176)
Increase in net assets resulting from operations	3,667,903	4,138,218	11,677,964	9,298,771

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,720,565)	(2,157,398)	(2,449,491)	(3,678,823)
Class S	(71,740)	(84,288)	(49,329)	(65,458)
Total distributions	(1,792,305)	(2,241,686)	(2,498,820)	(3,744,281)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,808,764	6,340,926	2,557,246	5,076,243
Reinvestment of distributions	1,792,305	2,241,686	2,498,820	3,744,281
	4,601,069	8,582,612	5,056,066	8,820,524
Cost of shares redeemed	(11,145,432)	(14,156,815)	(12,189,159)	(18,171,061)
Net decrease in net assets resulting from capital share transactions	(6,544,363)	(5,574,203)	(7,133,093)	(9,350,537)
Net increase (decrease) in net assets	(4,668,765)	(3,677,671)	2,046,051	(3,796,047)

NET ASSETS:
Beginning of year or period	74,147,948	77,825,619	139,208,703	143,004,750
End of year or period	$69,479,183	$74,147,948	$141,254,754	$139,208,703
Undistributed net investment income at end of year or period	$694,599	$1,777,761	$1,053,082	$2,475,616

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$1,139,231	$2,771,827
Net realized gain	4,385,015	6,419,147
Net change in unrealized appreciation (depreciation)	4,047,591	(354,179)
Increase in net assets resulting from operations	9,571,837	8,836,795

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(2,771,806)	(3,596,532)
Class S	(37,201)	(54,580)
Total distributions	(2,809,007)	(3,651,112)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,411,277	6,907,369
Reinvestment of distributions	2,809,007	3,651,112
	8,220,284	10,558,481
Cost of shares redeemed	(11,592,750)	(15,865,084)
Net decrease in net assets resulting from capital share transactions	(3,372,466)	(5,306,603)
Net increase (decrease) in net assets	3,390,364	(120,920)

NET ASSETS:
Beginning of year or period	139,605,619	139,726,539
End of year or period	$142,995,983	$139,605,619
Undistributed net investment income at end of year or period	$1,116,174	$2,785,950

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Allocation Conservative Portfolio
Class I
06-30-17	12.54	0.13	•	0.51	0.64	0.33	—	—	0.33	—	12.85	5.13	0.29	0.24	0.24	1.99	66,432	24
12-31-16	12.23	0.29	•	0.39	0.68	0.37	—	—	0.37	—	12.54	5.69	0.30	0.22	0.22	2.34	71,020	76
12-31-15	12.64	0.30	•	(0.31)	(0.01)	0.40	—	—	0.40	—	12.23	(0.20)	0.29	0.19	0.19	2.38	74,645	29
12-31-14	12.17	0.30	•	0.49	0.79	0.32	—	—	0.32	—	12.64	6.62	0.23	0.16	0.16	2.39	85,812	29
12-31-13	11.14	0.31		1.02	1.33	0.30	—	—	0.30	—	12.17	12.11	0.22	0.11	0.11	2.64	87,378	55
12-31-12	10.19	0.28	•	0.96	1.24	0.29	—	—	0.29	—	11.14	12.31	0.22	0.09	0.09	2.64	81,360	107
Class S
06-30-17	12.44	0.11	•	0.50	0.61	0.30	—	—	0.30	—	12.75	4.91	0.54	0.49	0.49	1.74	3,048	24
12-31-16	12.13	0.25	•	0.40	0.65	0.34	—	—	0.34	—	12.44	5.47	0.55	0.47	0.47	2.09	3,128	76
12-31-15	12.53	0.26		(0.30)	(0.04)	0.36	—	—	0.36	—	12.13	(0.40)	0.54	0.44	0.44	2.14	3,180	29
12-31-14	12.07	0.26	•	0.50	0.76	0.30	—	—	0.30	—	12.53	6.37	0.48	0.41	0.41	2.14	3,001	29
12-31-13	11.06	0.29	•	0.99	1.28	0.27	—	—	0.27	—	12.07	11.76	0.47	0.36	0.36	2.53	3,086	55
12-31-12	10.12	0.24		0.96	1.20	0.26	—	—	0.26	—	11.06	12.02	0.47	0.34	0.34	2.51	1,664	107

Voya Strategic Allocation Growth Portfolio
Class I
06-30-17	13.84	0.11	•	1.07	1.18	0.26	—	—	0.26	—	14.76	8.54	0.27	0.22	0.22	1.54	138,061	25
12-31-16	13.30	0.25		0.65	0.90	0.36	—	—	0.36	—	13.84	6.93	0.28	0.19	0.19	1.77	136,383	56
12-31-15	13.80	0.26	•	(0.40)	(0.14)	0.36	—	—	0.36	—	13.30	(1.19)	0.28	0.15	0.15	1.86	140,351	26
12-31-14	13.22	0.20	•	0.66	0.86	0.28	—	—	0.28	—	13.80	6.57	0.22	0.14	0.14	1.45	152,281	33
12-31-13	10.99	0.21	•	2.22	2.43	0.20	—	—	0.20	—	13.22	22.40	0.21	0.11	0.11	1.74	159,018	53
12-31-12	9.70	0.18	•	1.27	1.45	0.16	—	—	0.16	—	10.99	14.99	0.20	0.06	0.06	1.77	141,892	74
Class S
06-30-17	13.72	0.09	•	1.07	1.16	0.23	—	—	0.23	—	14.65	8.46	0.52	0.47	0.47	1.31	3,194	25
12-31-16	13.19	0.19		0.66	0.85	0.32	—	—	0.32	—	13.72	6.63	0.53	0.44	0.44	1.51	2,825	56
12-31-15	13.69	0.22		(0.39)	(0.17)	0.33	—	—	0.33	—	13.19	(1.37)	0.53	0.40	0.40	1.61	2,654	26
12-31-14	13.13	0.16	•	0.65	0.81	0.25	—	—	0.25	—	13.69	6.22	0.47	0.39	0.39	1.22	2,673	33
12-31-13	10.92	0.18	•	2.21	2.39	0.18	—	—	0.18	—	13.13	22.11	0.46	0.36	0.36	1.54	863	53
12-31-12	9.62	0.16	•	1.25	1.41	0.11	—	—	0.11	—	10.92	14.71	0.45	0.31	0.31	1.51	648	74

Voya Strategic Allocation Moderate Portfolio
Class I
06-30-17	13.18	0.11	•	0.80	0.91	0.27	—	—	0.27	—	13.82	6.91	0.28	0.24	0.24	1.61	140,769	24
12-31-16	12.70	0.27		0.55	0.82	0.34	—	—	0.34	—	13.18	6.64	0.28	0.22	0.22	2.01	137,411	65
12-31-15	13.14	0.26	•	(0.32)	(0.06)	0.38	—	—	0.38	—	12.70	(0.57)	0.28	0.19	0.19	2.00	137,466	26
12-31-14	12.61	0.24	•	0.59	0.83	0.30	—	—	0.30	—	13.14	6.69	0.22	0.17	0.17	1.86	152,010	34
12-31-13	11.05	0.24	•	1.57	1.81	0.25	—	—	0.25	—	12.61	16.60	0.21	0.12	0.12	2.08	153,367	54
12-31-12	9.93	0.23	•	1.11	1.34	0.22	—	—	0.22	—	11.05	13.60	0.20	0.09	0.09	2.18	142,200	84
Class S
06-30-17	13.09	0.09	•	0.80	0.89	0.23	—	—	0.23	—	13.75	6.83	0.53	0.49	0.49	1.34	2,227	24
12-31-16	12.62	0.22	•	0.56	0.78	0.31	—	—	0.31	—	13.09	6.32	0.53	0.47	0.47	1.73	2,194	65
12-31-15	13.07	0.23		(0.33)	(0.10)	0.35	—	—	0.35	—	12.62	(0.88)	0.53	0.44	0.44	1.76	2,261	26
12-31-14	12.54	0.21	•	0.59	0.80	0.27	—	—	0.27	—	13.07	6.50	0.47	0.42	0.42	1.62	2,339	34
12-31-13	11.00	0.22	•	1.55	1.77	0.23	—	—	0.23	—	12.54	16.24	0.46	0.37	0.37	1.84	1,758	54
12-31-12	9.86	0.21	•	1.11	1.32	0.18	—	—	0.18	—	11.00	13.45	0.45	0.34	0.34	1.96	1,223	84

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on October 14, 1994. There are three active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Company: Voya Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), Voya Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), and Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”), each a diversified series of the Company. Each Portfolio currently seeks to achieve its investment objective by investing primarily in other investment companies (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The two classes differ principally in the applicable distribution and service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the period ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2017, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. The Portfolios also sold futures contracts on equity indices as part of their tactical asset allocation strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2017, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following the Portfolio of Investments for open futures contracts at June 30, 2017.

	Purchased	Sold
Strategic Allocation Conservative	$1,039,093	$1,004,772
Strategic Allocation Growth	1,903,463	1,886,309
Strategic Allocation Moderate	1,925,301	1,926,658

H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2017, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$17,492,023	$25,160,687
Strategic Allocation Growth	35,140,863	43,825,708
Strategic Allocation Moderate	33,750,676	38,924,711

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Effective, January 1, 2017, the Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.18% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds, 0.70% of each Portfolio’s average daily net assets invested in direct investments and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated underlying funds and other investments. Prior to May 1, 2017, the Investment Adviser was contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of each Portfolio’s average daily net assets. This waiver was not eligible for recoupment.

Prior to January 1, 2017, the Management Agreement compensated the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.18% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.70% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have a distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Strategic Allocation Conservative	10.10%
	Strategic Allocation Growth	7.13
	Strategic Allocation Moderate	10.91
Voya Retirement Insurance and Annuity Company	Strategic Allocation Conservative	84.09
	Strategic Allocation Growth	87.14
	Strategic Allocation Moderate	84.81

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2017, the below Portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Strategic Allocation Conservative	Audit	$15,269
	Miscellaneous	8,419
	Postage	11,506
Strategic Allocation Growth	Audit	14,075
	Postage	19,110
Strategic Allocation Moderate	Audit	14,529
	Postage	21,766

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser entered into written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)(2)	Class I	Class S
Strategic Allocation Conservative	0.71%	0.96%
Strategic Allocation Growth	0.77%	1.02%
Strategic Allocation Moderate	0.75%	1.00%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

The Expense Limitation Agreement is contractual through May 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Conservative
Class I
6/30/2017	216,607	—	134,946	(843,585)	(492,032)	2,776,618	—	1,720,565	(10,881,155)	(6,383,972)
12/31/2016	510,492	—	179,484	(1,132,240)	(442,264)	6,291,874	—	2,157,398	(13,895,170)	(5,445,898)
Class S
6/30/2017	2,532	—	5,671	(20,722)	(12,519)	32,146	—	71,740	(264,277)	(160,391)
12/31/2016	4,017	—	7,065	(21,844)	(10,762)	49,052	—	84,288	(261,645)	(128,305)
Strategic Allocation Growth
Class I
6/30/2017	162,699	—	167,544	(833,678)	(503,435)	2,354,520	—	2,449,491	(12,111,744)	(7,307,733)
12/31/2016	375,441	—	284,959	(1,358,479)	(698,079)	4,920,474	—	3,678,823	(18,010,507)	(9,411,210)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Growth (continued)
Class S
6/30/2017	14,127	—	3,399	(5,398)	12,128	202,726	—	49,329	(77,415)	174,640
12/31/2016	11,826	—	5,106	(12,217)	4,715	155,769	—	65,458	(160,554)	60,673
Strategic Allocation Moderate
Class I
6/30/2017	393,570	—	202,469	(837,087)	(241,048)	5,371,986	—	2,771,806	(11,439,687)	(3,295,895)
12/31/2016	537,468	—	289,343	(1,225,584)	(398,773)	6,826,029	—	3,596,532	(15,574,191)	(5,151,630)
Class S
6/30/2017	2,892	—	2,729	(11,216)	(5,595)	39,291	—	37,201	(153,063)	(76,571)
12/31/2016	6,482	—	4,413	(22,469)	(11,574)	81,340	—	54,580	(290,893)	(154,973)

NOTE 10 — LINE OF CREDIT

Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2017.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	Ordinary Income	Ordinary Income
Strategic Allocation Conservative	$1,792,305	$2,241,686
Strategic Allocation Growth	2,498,820	3,744,281
Strategic Allocation Moderate	2,809,007	3,651,112

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2016 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Strategic Allocation Conservative	$1,791,402	$3,148,404	$(370,779)	2017
			(970,483)	2018
			$(1,341,262)
Strategic Allocation Growth	2,498,484	17,277,727	(858,712)	2017
			(13,221,573)	2018
			$(14,080,285)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Strategic Allocation Moderate	2,808,445	12,019,309	$(4,807,021)	2017
			(6,654,643)	2018
			$(11,461,664)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2017, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

NOTE 12 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 11.4%
25,982		iShares Core U.S. Aggregate Bond ETF	$2,845,289	4.1
19,589		iShares Russell 1000 Value Index Fund	2,280,747	3.3
50,888		Schwab U.S. TIPs ETF	2,801,893	4.0

		Total Exchange-Traded Funds (Cost $7,738,795)	7,927,929	11.4

MUTUAL FUNDS: 88.4%
	Affiliated Investment Companies: 86.3%
221,913		Voya Emerging Markets Index Portfolio — Class I	2,472,106	3.6
488,093		Voya Floating Rate Fund — Class I	4,817,474	6.9
143,114		Voya Global Bond Fund — Class R6	1,413,969	2.0
511,348		Voya High Yield Bond Fund — Class R6	4,172,603	6.0
1,233,909		Voya Intermediate Bond Fund — Class R6	12,474,821	18.0
359,828		Voya International Index Portfolio — Class I	3,547,906	5.1
173,813		Voya Large Cap Growth Portfolio — Class I	3,443,229	5.0
310,809		Voya Large Cap Value Portfolio — Class I	3,965,928	5.7
76,535	@	Voya MidCap Opportunities Portfolio — Class I	1,063,069	1.5
138,169		Voya Multi-Manager International Factors Fund — Class I	1,420,379	2.0
90,255		Voya Multi-Manager Mid Cap Value Fund — Class I	1,046,960	1.5
93,727		Voya RussellTM Mid Cap Index Portfolio — Class I	1,393,718	2.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
558,092		Voya Short Term Bond Fund — Class R6	$5,497,210	7.9
99,246		Voya Small Company Portfolio — Class I	2,025,604	2.9
376,688		Voya U.S. Bond Index Portfolio — Class I	4,004,190	5.8
387,469		Voya U.S. Stock Index Portfolio — Class I	5,831,404	8.4
56,735		VY® Clarion Global Real Estate Portfolio — Class I	693,304	1.0
18,411		VY® Clarion Real Estate Portfolio — Class I	690,795	1.0
			59,974,669	86.3
	Unaffiliated Investment Companies: 2.1%
300,888	@	Credit Suisse Commodity Return Strategy Fund — Class I	1,450,282	2.1

		Total Mutual Funds (Cost $55,880,219)	61,424,951	88.4

		Total Investments in Securities (Cost $63,619,014)	$69,352,880	99.8
		Assets in Excess of Other Liabilities	126,303	0.2
		Net Assets	$69,479,183	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $65,078,310.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,021,251
Gross Unrealized Depreciation	(1,746,681)
Net Unrealized Appreciation	$4,274,570

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,927,929	$—	$—	$7,927,929
Mutual Funds	61,424,951	—	—	61,424,951
Total Investments, at fair value	$69,352,880	$—	$—	$69,352,880
Other Financial Instruments+
Futures	2,806	—	—	2,806
Total Assets	$69,355,686	$—	$—	$69,355,686
Liabilities Table
Other Financial Instruments+
Futures	$(26,179)	$—	$—	$(26,179)
Total Liabilities	$(26,179)	$—	$—	$(26,179)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$1,470,799	$1,125,836	$(342,335)	$217,806	$2,472,106	$28,983	$20,209	$—
Voya Floating Rate Fund — Class I	4,463,488	1,069,319	(674,647)	(40,686)	4,817,474	95,111	(1,287)	—
Voya Global Bond Fund — Class R6	3,658,036	234,461	(2,579,542)	101,014	1,413,969	74,491	(16,584)	—
Voya High Yield Bond Fund — Class R6	4,494,621	244,683	(616,320)	49,619	4,172,603	118,074	16,158	—
Voya Intermediate Bond Fund — Class R6	13,262,892	891,093	(1,870,506)	191,342	12,474,821	212,930	3,345	—
Voya International Index Portfolio — Class I	5,243,153	217,170	(1,978,022)	65,605	3,547,906	85,947	512,751	—
Voya Large Cap Growth Portfolio — Class I	2,927,236	1,488,707	(879,537)	(93,177)	3,443,229	—	443,291	—
Voya Large Cap Value Portfolio — Class I	4,475,843	285,562	(783,535)	(11,942)	3,965,928	—	282,813	—
Voya MidCap Opportunities Portfolio — Class I	1,095,214	52,603	(189,499)	104,751	1,063,069	1,594	27,752	—
Voya Multi-Manager International Factors Fund — Class I	—	1,472,175	(101,518)	49,722	1,420,379	—	1,436	—
Voya Multi-Manager Mid Cap Value Fund — Class I	1,119,466	67,296	(201,832)	62,030	1,046,960	—	(12,558)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	3,325,594	251,065	(2,193,812)	10,871	1,393,718	20,930	89,921	95,914
Voya Short Term Bond Fund — Class R6	6,620,618	440,760	(1,601,512)	37,344	5,497,210	56,954	(24,220)	—
Voya Small Company Portfolio — Class I	1,493,849	1,012,543	(299,917)	(180,871)	2,025,604	7,024	749	215,890
Voya U.S. Bond Index Portfolio — Class I	5,058,685	812,758	(1,950,115)	82,862	4,004,190	53,688	(39,528)	—
Voya U.S. Stock Index Portfolio — Class I	4,745,714	2,591,735	(1,925,368)	419,323	5,831,404	—	38,840	—
VY® Clarion Global Real Estate Portfolio — Class I	750,908	29,296	(106,875)	19,975	693,304	—	10,640	—
VY® Clarion Real Estate Portfolio — Class I	756,506	49,273	(130,852)	15,868	690,795	—	1,741	—
	$64,962,622	$12,336,335	$(18,425,744)	$1,101,456	$59,974,669	$755,726	$1,355,469	$311,804

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2017, the following futures contracts were outstanding for Voya Strategic Allocation Conservative Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	19	09/15/17	$744,558	$(26,179)
			$744,558	$(26,179)
Short Contracts
S&P 500 E-Mini	(6)	09/15/17	(726,270)	2,806
			$(726,270)	$2,806

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$2,806
Total Asset Derivatives		$2,806
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$26,179
Total Liability Derivatives		$26,179

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(41,063)
Total	$(41,063)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(23,373)
Total	$(23,373)

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.6%
31,368		iShares Russell 1000 Value Index Fund	$3,652,176	2.6

		Total Exchange-Traded Funds (Cost $3,254,423)	3,652,176	2.6

MUTUAL FUNDS: 97.2%
		Affiliated Investment Companies: 95.7%
773,339		Voya Emerging Markets Index Portfolio — Class I	8,614,991	6.1
705,803		Voya Floating Rate Fund — Class I	6,966,272	4.9
345,213		Voya High Yield Bond Fund — Class R6	2,816,937	2.0
192,065		Voya Index Plus LargeCap Portfolio — Class I	4,928,394	3.5
1,249,169		Voya Intermediate Bond Fund — Class R6	12,629,096	8.9
1,750,085		Voya International Index Portfolio — Class I	17,255,838	12.2
637,290		Voya Large Cap Growth Portfolio — Class I	12,624,710	8.9
1,314,725		Voya Large Cap Value Portfolio — Class I	16,775,889	11.9
354,189	@	Voya MidCap Opportunities Portfolio — Class I	4,919,686	3.5
375,426		Voya Multi-Manager International Equity Fund — Class I	4,324,906	3.1
279,857		Voya Multi-Manager International Factors Fund — Class I	2,876,927	2.0
417,698		Voya Multi-Manager Mid Cap Value Fund — Class I	4,845,299	3.4

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
473,183		Voya RussellTM Mid Cap Index Portfolio — Class I	$7,036,224	5.0
402,670		Voya Small Company Portfolio — Class I	8,218,502	5.8
132,002		Voya U.S. Bond Index Portfolio — Class I	1,403,180	1.0
1,074,317		Voya U.S. Stock Index Portfolio — Class I	16,168,476	11.5
114,951		VY® Clarion Global Real Estate Portfolio — Class I	1,404,705	1.0
37,323		VY® Clarion Real Estate Portfolio — Class I	1,400,351	1.0
			135,210,383	95.7

		Unaffiliated Investment Companies: 1.5%
442,261	@	Credit Suisse Commodity Return Strategy Fund — Class I	2,131,698	1.5
		Total Mutual Funds (Cost $113,623,826)	137,342,081	97.2

		Total Investments in Securities (Cost $116,878,249)	$140,994,257	99.8
		Assets in Excess of Other Liabilities	260,497	0.2
		Net Assets	$141,254,754	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $119,724,267.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$24,418,865
Gross Unrealized Depreciation	(3,148,875)
Net Unrealized Appreciation	$21,269,990

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,652,176	$—	$—	$3,652,176
Mutual Funds	137,342,081	—	—	137,342,081
Total Investments, at fair value	$140,994,257	$—	$—	$140,994,257
Other Financial Instruments+
Futures	5,612	—	—	5,612
Total Assets	$140,999,869	$—	$—	$140,999,869
Liabilities Table
Other Financial Instruments+
Futures	$(52,358)	$—	$—	$(52,358)
Total Liabilities	$(52,358)	$—	$—	$(52,358)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$5,494,301	$2,947,895	$(724,719)	$897,514	$8,614,991	$116,912	$12,425	$—
Voya Floating Rate Fund — Class I	4,169,109	3,300,709	(466,242)	(37,304)	6,966,272	106,771	(12,327)	—
Voya Global Bond Fund — Class R6	2,734,341	188,362	(2,997,977)	75,274	—	48,945	(24,952)	—
Voya High Yield Bond Fund — Class R6	2,810,004	194,836	(228,566)	40,663	2,816,937	76,245	843	—
Voya Index Plus LargeCap Portfolio — Class I	4,165,208	960,224	(417,256)	220,218	4,928,394	80,597	20,503	92,344
Voya Intermediate Bond Fund — Class R6	9,981,501	3,414,838	(942,367)	175,124	12,629,096	178,710	(14,684)	—
Voya International Index Portfolio — Class I	16,867,172	615,825	(1,856,323)	1,629,164	17,255,838	416,239	321,855	—
Voya Large Cap Growth Portfolio — Class I	17,779,606	3,059,311	(7,074,293)	(1,139,914)	12,624,710	—	3,383,929	—
Voya Large Cap Value Portfolio — Class I	16,941,261	716,776	(1,582,612)	700,464	16,775,889	—	348,470	—
Voya MidCap Opportunities Portfolio — Class I	4,776,163	65,361	(457,930)	536,092	4,919,686	7,148	49,551	—
Voya Multi-Manager International Equity Fund — Class I	5,566,934	118,066	(1,948,540)	588,446	4,324,906	—	124,504	—
Voya Multi-Manager International Factors Fund — Class I	—	2,883,927	(107,748)	100,748	2,876,927	—	2,053	—
Voya Multi-Manager Mid Cap Value Fund — Class I	4,878,985	172,343	(451,689)	245,660	4,845,299	—	(29,504)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	9,699,320	741,533	(2,967,784)	(436,845)	7,036,224	105,219	536,161	482,178
Voya Small Company Portfolio — Class I	4,220,065	5,356,344	(519,685)	(838,222)	8,218,502	28,375	34,277	872,092
Voya U.S. Bond Index Portfolio — Class I	2,730,623	255,898	(1,640,863)	57,522	1,403,180	26,362	(34,502)	—
Voya U.S. Stock Index Portfolio — Class I	11,792,413	6,236,029	(2,970,732)	1,110,766	16,168,476	—	51,896	—
VY® Clarion Global Real Estate Portfolio — Class I	1,403,357	57,455	(113,680)	57,573	1,404,705	—	1,024	—
VY® Clarion Real Estate Portfolio — Class I	1,413,838	76,143	(120,847)	31,217	1,400,351	—	833	—
	$127,424,201	$31,361,875	$(27,589,853)	$4,014,160	$135,210,383	$1,191,523	$4,772,355	$1,446,614

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

At June 30, 2017, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	38	09/15/17	$1,489,115	$(52,358)
			$1,489,115	$(52,358)
Short Contracts
S&P 500 E-Mini	(12)	09/15/17	(1,452,540)	5,612
			$(1,452,540)	$5,612

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$5,612
Total Asset Derivatives		$5,612
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$52,358
Total Liability Derivatives		$52,358

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(75,109)
Total	$(75,109)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(46,746)
Total	$(46,746)

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.3%
67,160		iShares Core U.S. Aggregate Bond ETF	$7,354,692	5.2
38,582		iShares Russell 1000 Value Index Fund	4,492,102	3.1

		Total Exchange-Traded Funds (Cost $11,217,564)	11,846,794	8.3

MUTUAL FUNDS: 91.5%
		Affiliated Investment Companies: 90.0%
587,598		Voya Emerging Markets Index Portfolio — Class I	6,545,838	4.6
716,872		Voya Floating Rate Fund — Class I	7,075,526	4.9
700,529		Voya High Yield Bond Fund — Class R6	5,716,316	4.0
166,953		Voya Index Plus LargeCap Portfolio — Class I	4,284,026	3.0
1,972,453		Voya Intermediate Bond Fund — Class R6	19,941,503	13.9
887,851		Voya International Index Portfolio — Class I	8,754,212	6.1
610,198		Voya Large Cap Growth Portfolio — Class I	12,088,017	8.5
1,098,756		Voya Large Cap Value Portfolio — Class I	14,020,125	9.8
308,034	@	Voya MidCap Opportunities Portfolio — Class I	4,278,594	3.0
381,056		Voya Multi-Manager International Equity Fund — Class I	4,389,766	3.1
354,932		Voya Multi-Manager International Factors Fund — Class I	3,648,706	2.5
363,199		Voya Multi-Manager Mid Cap Value Fund — Class I	4,213,114	2.9
190,679		Voya RussellTM Mid Cap Index Portfolio — Class I	2,835,403	2.0

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
286,878		Voya Short Term Bond Fund — Class R6	$2,825,750	2.0
272,358		Voya Small Company Portfolio — Class I	5,558,819	3.9
512,320		Voya U.S. Bond Index Portfolio — Class I	5,445,965	3.8
946,542		Voya U.S. Stock Index Portfolio — Class I	14,245,462	10.0
116,601		VY® Clarion Global Real Estate Portfolio — Class I	1,424,862	1.0
37,851		VY® Clarion Real Estate Portfolio — Class I	1,420,163	1.0
			128,712,167	90.0

		Unaffiliated Investment Companies: 1.5%
450,121	@	Credit Suisse Commodity Return Strategy Fund — Class I	2,169,583	1.5
		Total Mutual Funds (Cost $112,437,996)	130,881,750	91.5
		Total Investments in Securities (Cost $123,655,560)	$142,728,544	99.8
		Assets in Excess of Other Liabilities	267,439	0.2
		Net Assets	$142,995,983	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $126,568,787.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$19,408,925
Gross Unrealized Depreciation	(3,249,168)
Net Unrealized Appreciation	$16,159,757

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,846,794	$—	$—	$11,846,794
Mutual Funds	130,881,750	—	—	130,881,750
Total Investments, at fair value	$142,728,544	$—	$—	$142,728,544
Other Financial Instruments+
Futures	6,080	—	—	6,080
Total Assets	$142,734,624	$—	$—	$142,734,624
Liabilities Table
Other Financial Instruments+
Futures	$(53,736)	$—	$—	$(53,736)
Total Liabilities	$(53,736)	$—	$—	$(53,736)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$2,759,692	$3,735,617	$(433,608)	$484,137	$6,545,838	$83,780	$4,756	$—
Voya Floating Rate Fund — Class I	6,976,395	688,115	(538,394)	(50,590)	7,075,526	147,180	(14,148)	—
Voya Global Bond Fund — Class R6	2,745,392	197,874	(3,019,419)	76,153	—	49,412	(24,620)	—
Voya High Yield Bond Fund — Class R6	5,642,414	409,194	(418,848)	83,556	5,716,316	154,368	550	—
Voya Index Plus LargeCap Portfolio — Class I	4,181,807	275,365	(408,568)	235,422	4,284,026	70,673	18,798	80,974
Voya Intermediate Bond Fund — Class R6	19,352,362	1,762,632	(1,487,358)	313,867	19,941,503	323,838	(19,469)	—
Voya International Index Portfolio — Class I	8,467,094	460,450	(1,051,264)	877,932	8,754,212	213,014	106,403	—
Voya Large Cap Growth Portfolio — Class I	14,417,775	3,315,125	(5,044,151)	(600,732)	12,088,017	—	2,443,574	—
Voya Large Cap Value Portfolio — Class I	14,163,840	787,480	(1,506,144)	574,949	14,020,125	—	301,765	—
Voya MidCap Opportunities Portfolio — Class I	4,110,333	129,939	(429,119)	467,441	4,278,594	6,221	40,811	—
Voya Multi-Manager International Equity Fund — Class I	4,191,897	123,718	(484,082)	558,233	4,389,766	—	26,135	—
Voya Multi-Manager International Factors Fund — Class I	—	3,685,158	(164,228)	127,776	3,648,706	—	2,375	—
Voya Multi-Manager Mid Cap Value Fund — Class I	4,198,878	201,341	(400,485)	213,380	4,213,114	—	(25,963)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	4,173,594	353,399	(1,660,580)	(31,010)	2,835,403	42,786	85,629	196,074
Voya Short Term Bond Fund — Class R6	4,484,981	374,475	(2,051,214)	17,508	2,825,750	36,294	(8,532)	—
Voya Small Company Portfolio — Class I	2,824,582	3,684,153	(396,375)	(553,541)	5,558,819	19,361	4,766	595,056
Voya U.S. Bond Index Portfolio — Class I	6,872,267	739,677	(2,273,452)	107,473	5,445,965	74,611	(45,317)	—
Voya U.S. Stock Index Portfolio — Class I	13,263,569	2,813,946	(3,025,188)	1,193,135	14,245,462	—	43,435	—
VY® Clarion Global Real Estate Portfolio — Class I	1,408,909	65,912	(108,346)	58,387	1,424,862	—	685	—
VY® Clarion Real Estate Portfolio — Class I	1,419,381	94,606	(125,559)	31,735	1,420,163	—	16	—
	$125,655,162	$23,898,176	$(25,026,382)	$4,185,211	$128,712,167	$1,221,538	$2,941,649	$872,104

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

At June 30, 2017, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	39	09/15/17	$1,528,303	$(53,736)
			$1,528,303	$(53,736)
Short Contracts
S&P 500 E-Mini	(13)	09/15/17	(1,573,585)	6,080
			$(1,573,585)	$6,080

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$6,080
Total Asset Derivatives		$6,080
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$53,736
Total Liability Derivatives		$53,736

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(76,739)
Total	$(76,739)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(47,656)
Total	$(47,656)

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-SAIS (0617-081817)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 6, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 6, 2017